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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21553

Voya Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

Voya Global Equity Dividend and Premium	PORTFOLIO OF INVESTMENTS
Opportunity Fund	as of May 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Australia: 0.9%
1,069,015	@	ALS Ltd./Queensland	$8,931,693	0.9

		Canada: 4.5%
111,647	@	Canadian Imperial Bank of Commerce	9,849,813	1.0
499,421		Cenovus Energy, Inc.	14,863,336	1.5
407,714		Shaw Communications, Inc. - Class B	10,148,668	1.0
209,781		TransCanada Corp.	9,766,435	1.0
			44,628,252	4.5

		France: 6.6%
123,393		BNP Paribas	8,638,847	0.9
81,294	@	Casino Guichard Perrachon S.A.	10,471,230	1.0
157,031		Cie de Saint-Gobain	8,958,355	0.9
235,194		Eutelsat Communications	8,234,591	0.8
365,590		Gaz de France	10,203,549	1.0
94,297		Sanofi	10,081,646	1.0
132,225		Vinci S.A.	9,792,591	1.0
			66,380,809	6.6

		Germany: 2.5%
37,056		Bayer AG	5,363,920	0.5
222,062		Deutsche Bank AG	8,993,848	0.9
80,546	@	Siemens AG	10,705,054	1.1
			25,062,822	2.5

		Hong Kong: 0.5%
758,000		Cheung Kong Infrastructure Holdings Ltd.	5,180,221	0.5

		Italy: 1.8%
340,361	@	Assicurazioni Generali S.p.A.	7,714,244	0.8
394,287		ENI S.p.A.	10,041,886	1.0
			17,756,130	1.8

		Japan: 8.2%
152,900		Canon, Inc.	5,040,300	0.5
655,700		Itochu Corp.	7,784,444	0.8
2,687,500		Mitsubishi UFJ Financial Group, Inc.	15,169,094	1.5
694,500	@	Mitsui & Co., Ltd.	10,568,510	1.1
1,302,800		Nissan Motor Co., Ltd.	11,757,841	1.2
130,800		Secom Co., Ltd.	8,006,964	0.8
231,500		Sumitomo Mitsui Financial Group, Inc.	9,393,864	0.9
317,200		Takeda Pharmaceutical Co., Ltd.	14,401,975	1.4
			82,122,992	8.2

		Netherlands: 2.6%
720,160		ArcelorMittal	10,960,998	1.1
375,967		Royal Dutch Shell PLC	14,788,771	1.5
			25,749,769	2.6

		Singapore: 2.1%
3,432,000		Singapore Telecommunications Ltd.	10,677,879	1.1
567,000		United Overseas Bank Ltd.	10,207,120	1.0
			20,884,999	2.1

		South Korea: 0.5%
226,066		SK Telecom Co., Ltd. ADR	5,387,153	0.5

		Spain: 1.3%
743,600		Telefonica S.A.	12,484,952	1.3

		Sweden: 2.0%
152,000		Electrolux AB	3,830,657	0.4
551,910	@	Telefonaktiebolaget LM Ericsson	6,879,434	0.7
636,401		Volvo AB - B Shares	9,264,491	0.9
			19,974,582	2.0

		Switzerland: 6.3%
307,724		Credit Suisse Group	9,138,940	0.9
169,087		Novartis AG	15,213,463	1.5
50,781		Roche Holding AG - Genusschein	14,967,825	1.5
433,812	@	STMicroelectronics NV	4,334,865	0.4
41,701		Swiss Re Ltd.	3,710,985	0.4
51,711		Zurich Insurance Group AG	15,532,943	1.6
			62,899,021	6.3

		Taiwan: 2.2%
610,500		MediaTek, Inc.	9,929,253	1.0
589,067		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,111,217	1.2
			22,040,470	2.2

		United Kingdom: 11.1%
2,769,613		Barclays PLC	11,457,365	1.2
1,836,859		BP PLC	15,483,848	1.6
956,192	@	HSBC Holdings PLC	10,086,252	1.0
224,313		Imperial Tobacco Group PLC	10,129,426	1.0
1,501,437		J Sainsbury PLC	8,718,721	0.9
336,634	@	Petrofac Ltd.	7,121,006	0.7
1,179,518	@	Rexam PLC	10,519,363	1.1
262,223	@	Rio Tinto PLC	13,447,952	1.3
320,050		Scottish & Southern Energy PLC	8,353,484	0.8
4,334,554		Vodafone Group PLC	15,197,110	1.5
			110,514,527	11.1

		United States: 43.2%
227,711		AbbVie, Inc.	12,371,539	1.2
297,100		Altria Group, Inc.	12,347,476	1.2
232,100		American Electric Power Co., Inc.	12,382,535	1.2
83,406		Amgen, Inc.	9,674,262	1.0
16,893		Apple, Inc.	10,693,269	1.1
134,950		Baxter International, Inc.	10,041,629	1.0
157,838		Bristol-Myers Squibb Co.	7,850,862	0.8
96,680		Caterpillar, Inc.	9,883,596	1.0
272,000		CenturyTel, Inc.	10,246,240	1.0

Voya Global Equity Dividend and Premium	PORTFOLIO OF INVESTMENTS
Opportunity Fund	as of May 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
83,166		Chevron Corp.	$10,211,953	1.0
425,539		Cisco Systems, Inc.	10,476,770	1.1
251,500		Citigroup, Inc.	11,963,855	1.2
252,900		ConAgra Foods, Inc.	8,168,670	0.8
202,919		Dow Chemical Co.	10,576,138	1.1
197,544		Eli Lilly & Co.	11,824,984	1.2
96,898		Ensco PLC	5,102,649	0.5
152,048		ExxonMobil Corp.	15,285,385	1.5
471,373		Freeport-McMoRan Copper & Gold, Inc.	16,050,251	1.6
186,250		Gap, Inc.	7,679,088	0.8
570,831		General Electric Co.	15,292,562	1.5
370,864		Intel Corp.	10,132,004	1.0
150,091		Johnson & Johnson	15,228,233	1.5
197,774		JPMorgan Chase & Co.	10,990,301	1.1
71,167		KLA-Tencor Corp.	4,662,862	0.5
165,657		Macy's, Inc.	9,921,198	1.0
147,500		McDonald's Corp.	14,960,925	1.5
282,647		Metlife, Inc.	14,395,212	1.4
367,776		Microsoft Corp.	15,056,749	1.5
123,678		Molson Coors Brewing Co.	8,129,355	0.8
320,595		Northeast Utilities	14,555,013	1.5
52,881		Occidental Petroleum Corp.	5,271,707	0.5
501,787		Pfizer, Inc.	14,867,949	1.5
115,504		PNC Financial Services Group, Inc.	9,849,026	1.0
120,582		Procter & Gamble Co.	9,741,820	1.0
239,545		ProLogis, Inc.	9,943,513	1.0
83,039	@	Seagate Technology	4,461,685	0.5
85,300		Stanley Black & Decker, Inc.	7,455,220	0.7
390,250		Symantec Corp.	8,581,598	0.9
234,529	@	Tyco International Ltd.	10,234,846	1.0
101,783		Verizon Communications, Inc. - VZC	5,086,390	0.5
159,076		VF Corp.	10,024,970	1.0
			431,674,289	43.2

	Total Common Stock
	(Cost $840,920,780)		961,672,681	96.3

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		Options on Currencies: 0.1%
17,000,000	@	Call USD vs. Put JPY, Strike @ 104.150, Exp. 08/20/14 Counterparty: Goldman Sachs & Co.	57,254	0.0
14,000,000	@	Call USD vs. Put JPY, Strike @ 105.950, Exp. 07/22/14 Counterparty: Barclays Bank PLC	6,068	0.0
16,000,000	@	Call USD vs. Put JPY, Strike @ 106.180, Exp. 06/20/14 Counterparty: Barclays Bank PLC	384	0.0
17,000,000	@	Put EUR vs. Call USD, Strike @ 1.335, Exp. 06/20/14 Counterparty: JPMorgan Chase & Co.	12,748	0.0
32,000,000	@	Put EUR vs. Call USD, Strike @ 1.343, Exp. 07/22/14 Counterparty: Goldman Sachs & Co.	130,443	0.1
30,000,000	@	Put EUR vs. Call USD, Strike @ 1.332, Exp. 08/20/14 Counterparty: Barclays Bank PLC	121,946	0.0
24,000,000	@	Put GBP vs. Call USD, Strike @ 1.640, Exp. 07/22/14 Counterparty: Citigroup, Inc.	36,944	0.0
48,000,000	@	Put GBP vs. Call USD, Strike @ 1.601, Exp. 06/20/14 Counterparty: Barclays Bank PLC	455	0.0
27,000,000	@	Put GBP vs. Call USD, Strike @ 1.643, Exp. 08/20/14 Counterparty: Goldman Sachs & Co.	92,000	0.0
			458,242	0.1

	Total Purchased Options
	(Cost $927,450)		458,242	0.1

	Total Investments in Securities (Cost $841,848,230)		$962,130,923	96.4
	Assets in Excess of Other Liabilities		36,167,662	3.6
	Net Assets		$998,298,585	100.0

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $842,019,218.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$140,378,291
Gross Unrealized Depreciation	(20,266,586)

Net Unrealized Appreciation	$120,111,705

Sector Diversification	Percentage of Net Assets
Financials	17.8%
Health Care	14.1
Industrials	11.7
Energy	10.8
Information Technology	10.4
Consumer Discretionary	7.7
Consumer Staples	6.7
Materials	6.2
Telecommunication Services	5.9
Utilities	5.0
Options on Currencies	0.1
Assets in Excess of Other Liabilities	3.6
Net Assets	100.0%

Voya Global Equity Dividend and Premium	PORTFOLIO OF INVESTMENTS
Opportunity Fund	as of May 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$8,931,693	$–	$8,931,693
Canada	44,628,252	–	–	44,628,252
France	–	66,380,809	–	66,380,809
Germany	–	25,062,822	–	25,062,822
Hong Kong	–	5,180,221	–	5,180,221
Italy	–	17,756,130	–	17,756,130
Japan	–	82,122,992	–	82,122,992
Netherlands	–	25,749,769	–	25,749,769
Singapore	–	20,884,999	–	20,884,999
South Korea	5,387,153	–	–	5,387,153
Spain	–	12,484,952	–	12,484,952
Sweden	–	19,974,582	–	19,974,582
Switzerland	–	62,899,021	–	62,899,021
Taiwan	12,111,217	9,929,253	–	22,040,470
United Kingdom	7,121,006	103,393,521	–	110,514,527
United States	426,587,899	5,086,390	–	431,674,289
Total Common Stock	495,835,527	465,837,154	–	961,672,681
Purchased Options	–	458,242	–	458,242
Total Investments, at fair value	$495,835,527	$466,295,396	$–	$962,130,923
Liabilities Table
Other Financial Instruments+
Futures	$(2,355,307)	$–	$–	$(2,355,307)
Written Options	–	(12,006,929)	–	(12,006,929)
Total Liabilities	$(2,355,307)	$(12,006,929)	$–	$(14,362,236)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Equity Dividend and Premium Opportunity Fund Open Futures Contracts on May 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
Euro STOXX 50®	(889)	06/20/14	$(39,263,894)	$(1,103,102)
FTSE 100 Index	(473)	06/20/14	(54,091,461)	(575,888)
Nikkei 225	(292)	06/12/14	(21,025,147)	(459,869)
S&P 500 E-Mini	(123)	06/20/14	(11,817,225)	(216,448)
			$(126,197,727)	$(2,355,307)

Voya Global Equity Dividend and Premium Opportunity Fund Written OTC Options on May 31, 2014:

Number of Contracts/Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
5,800	Barclays Bank PLC	Call on Euro Stoxx 50® Index	3,110.266	EUR	06/06/14	$409,955	$(1,063,376)
6,300	Citigroup, Inc.	Call on Euro Stoxx 50® Index	3,174.370	EUR	07/03/14	396,949	(817,086)
6,100	Morgan Stanley	Call on Euro Stoxx 50® Index	3,170.850	EUR	06/20/14	407,626	(728,710)
2,700	Barclays Bank PLC	Call on FTSE 100 Index	6,828.930	GBP	06/20/14	302,068	(262,735)
3,200	BNP Paribas Bank	Call on FTSE 100 Index	6,603.750	GBP	06/06/14	378,161	(1,280,126)
2,700	JPMorgan Chase & Co.	Call on FTSE 100 Index	6,876.335	GBP	07/03/14	300,204	(257,760)

Voya Global Equity Dividend and Premium	PORTFOLIO OF INVESTMENTS
Opportunity Fund	as of May 31, 2014 (Unaudited) (Continued)

Number of Contracts/Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices (continued)
115,700	Barclays Bank PLC	Call on Nikkei 225 Index	14,776.674	JPY	06/20/14	304,409	(221,899)
116,700	Citigroup, Inc.	Call on Nikkei 225 Index	14,388.120	JPY	07/03/14	304,771	(537,411)
107,200	Morgan Stanley	Call on Nikkei 225 Index	14,717.930	JPY	06/06/14	323,536	(118,541)
48,000	Citigroup, Inc.	Call on S&P 500 Index	1,896.244	USD	06/20/14	972,480	(1,584,015)
47,900	Morgan Stanley	Call on S&P 500 Index	1,875.050	USD	06/06/14	1,046,615	(2,338,793)
48,600	UBS AG	Call on S&P 500 Index	1,881.350	USD	07/03/14	1,068,233	(2,449,490)
Options on Currencies
30,000,000	Barclays Bank PLC	Call EUR vs. Put USD	1.397	USD	08/20/14	123,000	(78,887)
32,000,000	Goldman Sachs & Co.	Call EUR vs. Put USD	1.407	USD	07/22/14	144,000	(24,947)
17,000,000	JPMorgan Chase & Co.	Call EUR vs. Put USD	1.409	USD	06/20/14	76,500	(1,002)
48,000,000	Barclays Bank PLC	Call GBP vs. Put USD	1.687	USD	06/20/14	201,600	(104,939)
24,000,000	Citigroup, Inc.	Call GBP vs. Put USD	1.717	USD	07/22/14	88,800	(24,861)
27,000,000	Goldman Sachs & Co.	Call GBP vs. Put USD	1.718	USD	08/20/14	94,500	(56,916)
16,000,000	Barclays Bank PLC	Put USD vs. JPY Call	98.050	USD	06/20/14	72,000	(1,183)
14,000,000	Barclays Bank PLC	Put USD vs. JPY Call	98.900	USD	07/22/14	61,600	(20,939)
17,000,000	Goldman Sachs & Co.	Put USD vs. JPY Call	98.000	USD	08/20/14	65,450	(33,313)
		Total Written OTC Options				$7,142,457	$(12,006,929)

Voya Global Equity Dividend and Premium	PORTFOLIO OF INVESTMENTS
Opportunity Fund	as of May 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Purchased options	$458,242
Total Asset Derivatives		$458,242

Liability Derivatives

Equity contracts	Futures contracts	$2,355,307
Equity Contracts	Written options	11,659,942
Foreign exchange contracts	Written options	346,987
Total Liability Derivatives		$14,362,236

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if at May 31, 2014:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Morgan Stanley	UBS AG	Totals
Assets:
Purchased Options	$128,853	$-	$36,944	$-	$279,697	$12,748	$-	$-	$458,242
Total Assets	$128,853	$-	$36,944	$-	$279,697	$12,748	$-	$-	$458,242

Liabilities:
Written options	$1,753,958	$1,280,126	$2,963,373	$-	$115,176	$258,762	$3,186,044	$2,449,490	$12,006,929
Total Liabilities	$1,753,958	$1,280,126	$2,963,373	$-	$115,176	$258,762	$3,186,044	$2,449,490	$12,006,929

Net OTC derivative instruments by counterparty, at fair value	$(1,625,105)	$(1,280,126)	$(2,926,429)	$-	$164,521	$(246,014)	$(3,186,044)	$(2,449,490)	(11,548,687)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-		$-	$-	$-		$-

Net Exposure(1)	$(1,625,105)	$(1,280,126)	$(2,926,429)	$-	$164,521	$(246,014)	$(3,186,044)	$(2,449,490)	$(11,548,687)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 24, 2014